Fair Value, Assets Recorded at Fair Value on Nonrecurring Basis (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	$ 13,879	$ 42,305
Loans held for sale	1	6
Loans	5,995	6,206
MSRs	15,580	11,538
Other assets, carried at fair value	1,386	0
Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	2,019	2,554
Loans held for sale	14	4
Loans	4,111	7,400
Other assets, carried at fair value	1,185	1,133
Nonrecurring [Member] | Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	414	1,507
Nonrecurring [Member] | Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	3,697	5,893
Level 1 [Member] | Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	0	0
Loans held for sale	0	0
Loans	0	0
Other assets, carried at fair value	0	0
Level 1 [Member] | Nonrecurring [Member] | Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Level 1 [Member] | Nonrecurring [Member] | Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Level 2 [Member] | Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	1,126	1,509
Loans held for sale	14	4
Loans	4,104	7,396
Other assets, carried at fair value	445	989
Level 2 [Member] | Nonrecurring [Member] | Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	414	1,507
Level 2 [Member] | Nonrecurring [Member] | Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	3,690	5,889
Level 3 [Member] | Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	893	1,045
Loans held for sale	0	0
Loans	7	4
Other assets, carried at fair value	740	144
Level 3 [Member] | Nonrecurring [Member] | Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Level 3 [Member] | Nonrecurring [Member] | Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 7	$ 4